RELATED PARTY TRANSACTIONS - Transactions with Golar Power and Affiliates (Details) - Golar Power - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 7,445	$ 2,788
Management and administrative services revenue
Related Party Transaction [Line Items]
Revenue from related parties	5,711	1,965
Ship management fees income
Related Party Transaction [Line Items]
Revenue from related parties	824	335
Surety bond and debt guarantee compensation
Related Party Transaction [Line Items]
Related party transaction amount	775	488
Share options expense recharge
Related Party Transaction [Line Items]
Related party transaction amount	$ 135	$ 0